Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation [Line Items]
Statutory income tax rate	25.00%
Unrecognized accrual tax (in Dollars)	$ 1,990		$ 1,990
Deferred tax assets related to tax loss carry forwards (in Dollars)	$ 1,990
Borqs HK [Member]
Taxation [Line Items]
Profits tax rate	16.50%	16.50%	16.50%
Net tax operating loss from subsidiaries (in Dollars)	$ 45,348
Borqs India [Member]
Taxation [Line Items]
Income tax rate	25.17%	25.17%	25.17%	25.17%
Income tax expense (in Dollars)	$ 147	$ 1,078	$ 59
PRC [Member]
Taxation [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Net tax operating loss from subsidiaries (in Dollars)	$ 26,943
Taxable losses expiration term	The PRC taxable losses will expire from 2024 to 2033 if not utilized.
Unrecognized tax benefit income tax expense (in Dollars)
BORQS Beijing [Member]
Taxation [Line Items]
Income tax preferential rate, description	BORQS Beijing was qualified for a High and New Technology Enterprises (“HNTE”) since 2012 and was eligible for a 15% preferential tax rate from 2012 to 2014. In July 2015, BORQS Beijing obtained a new HNTE certificate. BORQS Beijing has successfully renewed the HNTE certificate in December 2021 with effective term of three years until 2023. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2022, 2023 and 2024, BORQS Beijing enjoyed a preferential tax rate of 15%.
EIT [Member]
Taxation [Line Items]
Statutory income tax rate	25.00%
Domestic Tax Laws [Member]
Taxation [Line Items]
Statutory income tax rate	15.00%